Commitment and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 9. Commitment and Contingencies

Office lease

The Company leased its Miami office and warehouse facility from JK Real Estate, a related party through common family beneficial ownership. The lease which had a 20-year term, expiring in July 2021, was terminated on December 31, 2020, upon the sale of the facility. In connection with the sale, the Company retained approximately 4,756 square feet of such space, rent-free for the next 12 months.

The Company leases approximately 1,600 square feet in Beaufort, South Carolina for the offices of Coastal Pride. This office space consists of two leases with related parties that expire in 2024.

Rental and equipment lease expenses amounted to approximately $28,400 and $125,000 for the six months ended June 30, 2021 and 2020, respectively.

Legal

The Company has reached a settlement agreement with a former employee. Although the agreement is not finalized, the Company has reserved for the entire amount of the settlement.

Note 13. Commitment and Contingencies

Office lease

The Company leased its Miami office and warehouse facility from JK Real Estate, a related party through common family beneficial ownership (see Note 2). The lease which had a 20-year term, expiring in July 2021 was terminated on December 31, 2020, upon the sale of the facility. The Company was a guarantor of the mortgage on the facility which had a zero balance on December 31, 2020. Therefore, the Company did not record any liability related to the mortgage in the consolidated financial statements as the Company will not be called upon to perform under any guarantee, in accordance with ASC 460, Guarantees.

The Company leases approximately 3,000 square feet in Beaufort South Carolina for the offices of Coastal Pride. This office space consists of two leases with related parties with approximately four years remaining on the leases.

See Recently Adopted Accounting Pronouncements under ASC 842 Leases regarding the disclosure of the future period amortizations of the Right of Use assets.

Rental and equipment lease expenses were approximately $239,600 and $237,400 for the years ended December 31, 2020 and 2019, respectively.

Legal

The Company has reached a settlement agreement with a former employee. Although the agreement is not finalized the Company has reserved for the entire amount of the settlement.